Mizuho Financial Group, Inc., Parent Company (Condensed Statements of Income) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income:
Total	[1]	¥ 8,794,500	¥ 8,169,900	¥ 8,510,700
Expenses:
Equity in undistributed net income of subsidiaries and affiliated companies—net	[2]	75,152	28,233	19,791
Income tax expense (benefit)		359,613	199,532	425,120
Net income attributable to MHFG shareholders		1,158,031	593,393	912,473
Parent Company
Income:
Management fees from subsidiaries		58,247	56,745	51,770
Other income		29,805	13,579	4,444
Total		977,522	877,154	847,800
Expenses:
Operating expenses		69,651	65,673	60,037
Interest expense		318,464	267,294	230,780
Other expense		3,457	4,076	11,286
Total		391,572	337,043	302,103
Equity in undistributed net income of subsidiaries and affiliated companies—net		567,966	53,548	365,266
Income before income tax expense (benefit)		1,153,917	593,660	910,964
Income tax expense (benefit)		(4,114)	267	(1,509)
Net income attributable to MHFG shareholders		1,158,031	593,393	912,473
Parent Company | Related Party
Income:
Interest income on loans and discounts		319,574	269,329	232,272
Parent Company | Banking Subsidiaries
Income:
Banking subsidiaries		538,058	527,035	547,487
Parent Company | Non-banking subsidiaries and affiliated companies
Income:
Banking subsidiaries		¥ 31,838	¥ 10,466	¥ 11,826

[1]	Total revenue is comprised of Interest and dividend income and Noninterest income.
[2]	These amounts are revenues from contracts that do not meet the scope of ASC 606.